Subordinated Liabilities - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Subordinated liabilities [abstract]
Profit on repurchase of subordinated liabilities	£ 0	£ 3